Voya Large-Cap Growth Fund Expense Example - Class A C I R R6 and W Shares [Member] - Voya Large-Cap Growth Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 663
Expense Example, with Redemption, 3 Years	851
Expense Example, with Redemption, 5 Years	1,055
Expense Example, with Redemption, 10 Years	1,641
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	907
Expense Example, with Redemption, 10 Years	1,976
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 835